Discontinued Operations and Assets Held for Sale	6 Months Ended
Jun. 30, 2022
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations
33. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE
Discontinued operations
Transfer of the CIB Business
Santander UK plc transferred a significant part of its Corporate & Investment Banking business to the London branch of Banco Santander SA under a Part VII banking business transfer scheme, which completed on 11 October 2021. The residual parts of the Corporate & Investment Banking business have been wound down or transferred to other segments.
For the periods prior to its sale, the Corporate & Investment Banking business met the requirements for presentation as discontinued operations.
The financial performance and cash flow information relating to the discontinued operations were as follows:
For the Half Year to

	30 June 2022	30 June 2021
	£m	£m
Net interest income	—	24
Net fee and commission income	—	27
Total operating income	—	51
Operating expenses before credit impairment losses, provisions and charges	—	(22)
Credit impairment losses	—	7
Provisions for other liabilities and charges	—	(3)
Total operating credit impairment losses, provisions and charges	—	4
Profit from discontinued operations before tax	—	33
Tax on profit from discontinued operations	—	(9)
Profit from discontinued operations after tax	—	24
There were no gains or losses recognised on the measurement to fair value less costs to sell or on the disposal of the asset groups constituting the discontinued operations.
In H122, the net cash flows attributable to the operating activities, investing activities and financing activities in respect of discontinued operations were £nil outflow (H121: £1,754m outflow), £nil (H121: £nil) and £nil ( H121: £nil) respectively.
Assets held for sale
Sale of property
Management considered the sale of Santander House and Shenley Wood freehold land and buildings to be highly probable at the balance sheet date. As such, the Santander UK group reclassified these properties as held for sale.
The sale is expected to complete in H2 2023 with no gain or loss.
At 30 June 2022, assets held for sale comprised:

£m
Assets
Property, plant and equipment	49
Total assets held for sale	49